Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 50,237,000	$ 3,213,000
Restricted cash	251,000	0
Accounts receivable, net	55,000	11,000
Accounts receivable – related party (Note 13)	0	467,000
Inventories	8,561,000	6,522,000
Prepaid expenses and other current assets	14,837,000	2,836,000
Total current assets	73,690,000	13,049,000
Property and equipment, net	2,081,000	1,555,000
Deferred income tax assets	2,157,000	1,033,000
Operating lease right of use assets	1,773,000	2,423,000
Other assets	815,000	579,000
Total assets	80,516,000	18,639,000
Current liabilities:
Demand notes	0	4,750,000
Accounts payable	7,904,000	14,925,000
Accrued expenses and other current liabilities	11,996,000	7,464,000
Accrued loss on purchase commitments	603,000	3,588,000
Accrued compensation	1,613,000	1,938,000
Income tax payable	2,109,000	1,000
Current operating lease liabilities	578,000	569,000
Warrant liabilities, current portion	14,711	0
Convertible notes, current portion	148,629,000	14,641,000
Total current liabilities	188,143,000	47,876,000
Long-term operating lease liabilities	1,166,000	1,791,000
Warrant liabilities	0	3,730,000
Convertible notes	0	18,064,000
Other liabilities	1,670,000	391,000
Commitments and contingencies (Note 12)
Total liabilities	190,979,000	71,852,000
Stockholders' deficit:
Common stock, Value	0	0
Treasury stock, at cost: 124,225 shares at December 31, 2024 and 2023	0	0
Additional paid-in capital	145,441,000	141,496,000
Accumulated deficit	(429,251,000)	(368,056,000)
Total stockholders' deficit	(283,810,000)	(226,560,000)
Deferred underwriting commissions	11,100,000	1,500,000
Total liabilities and stockholders' deficit	80,516,000	18,639,000
Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock - $0.00001 par value; 96,650,097 shares authorized as of December 31, 2024 and 2023, respectively; 44,494,703 shares issued and outstanding at December 31, 2024 and 2023, respectively; liquidation preference of $173,347 as of December 31, 2024 and 2023, respectively	173,347,000	173,347,000
BURTECH ACQUISITION CORP [Member]
Current assets:
Cash and cash equivalents	1,506	0
Restricted cash	757,336	843,313
Due from sponsor	0	318,888
Trust Account - Restricted for Redeeming Shareholders	0	24,539,002
Total current assets	758,842	25,701,203
Investments held in Trust Account	47,558,112	46,893,175
Total assets	48,316,954	72,594,378
Current liabilities:
Accrued expenses	4,882,163	2,123,846
Franchise tax payable	200,000	35,800
Due to Trust Account	0	318,888
Income tax payable	517,179	1,027,644
Redeemed stock payable to public stockholders	0	24,539,002
Convertible promissory note - related party	1,500,000	810,345
Advances from sponsor	2,971,258	0
Excise tax payable	2,861,625	2,523,150
Derivative liability - Non-Redemption Agreement	1,084,963	0
Total current liabilities	14,017,188	31,378,675
Total liabilities	24,079,688	41,441,175
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Accumulated deficit	(23,362,085)	(15,839,811)
Total stockholders' deficit	(23,361,003)	(15,838,729)
Deferred underwriting commissions	10,062,500	10,062,500
Class A common stock subject to possible redemption, 4,104,543 and 4,345,663 shares at redemption value of approximately $11.60 and $10.81 as of December 31, 2024 and 2023, respectively	47,598,269	46,991,932
Total liabilities and stockholders' deficit	48,316,954	72,594,378
BURTECH ACQUISITION CORP [Member] | Class A common stock not subject to possible redemption
Stockholders' deficit:
Common stock, Value	$ 1,082	$ 1,082